Contractual Commitments - Project Investment Agreements - Additional Information (Detail) - USD ($) $ in Millions							1 Months Ended	12 Months Ended
	Jun. 04, 2023	Jan. 04, 2021	Dec. 30, 2020	May 14, 2020	Apr. 29, 2020	Oct. 01, 2017	Jan. 31, 2020	Dec. 31, 2022	May 25, 2021	Apr. 30, 2021	Mar. 05, 2020
Schedule of Project Investment Agreements [Line Items]
Payment of assignment of Bandurria Sur area							$ 105.0
Interest in the concession post-agreement					40.00%
Date Of Conclusion Of Exploratory Term	Jun. 04, 2023
Result for sale of participation in areas							$ 105.0
Bandurria Sur Investments SA [Member] | Assignment Agreement [Member]
Schedule of Project Investment Agreements [Line Items]
Equity interest in joint operation				60.00%
Percentage of interest in joint operation assigned				11.00%
Exploration agreement in the Charagua block [member] | YPFB Chaco SA [Member] | Amendment To The Oil And Services Contract [Member]
Schedule of Project Investment Agreements [Line Items]
Percentage of interest in joint operation assigned									40.00%
Shell Compañía Argentina de Petróleo S.A. and Equinor Argentina AS [member] | Assignment Agreement [Member]
Schedule of Project Investment Agreements [Line Items]
Percentage of interest in joint operation assigned											11.00%
Charagua Block Bolivia [member] | Mixed Economy Company [member] | YPFB Chaco SA [Member]
Schedule of Project Investment Agreements [Line Items]
Equity interest in joint operation						19.60%
Province of Neuquén [member] | Narambuena Exploration Project Area [member]
Schedule of Project Investment Agreements [Line Items]
Equity interest in joint operation								50.00%
Percentage of legal interest allocated to CDNC in Sierra Negra exploitation								7.00%
Percentage of contribution in a joint investment								100.00%
YPF E&P [member] | Charagua Block Bolivia [member] | Mixed Economy Company [member]
Schedule of Project Investment Agreements [Line Items]
Equity interest in joint operation						29.40%
YPF [member] | Assignment Agreement [Member]
Schedule of Project Investment Agreements [Line Items]
Equity interest in joint operation				40.00%
Yacimientos Petroliferos Fiscales Bolivianos [member] | COVID-19 [member]
Schedule of Project Investment Agreements [Line Items]
Extension of First Exploratory Expiration Term		May 26, 2021
Yacimientos Petroliferos Fiscales Bolivianos [member] | Charagua Block Bolivia [member] | Mixed Economy Company [member]
Schedule of Project Investment Agreements [Line Items]
Equity interest in joint operation						51.00%
Compania De Desarrollo NoConvencional SRL [Member]
Schedule of Project Investment Agreements [Line Items]
Investment in joint venture stage one and stage tow contribution										$ 114.4
Bandurria Sur Investments S A [Member] | Assignment Agreement [Member]
Schedule of Project Investment Agreements [Line Items]
Income arising from exploration for and evaluation of mineral resources			$ 65.0